11. Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of stock options plan
Year of grant	Date of the Board Meeting	Total options granted	Number of options outstanding as of 12/31/2017	Exercise price of the option (in Reais)	Fair value of the option at grant date (in Reais)	Estimated volatility of share price	Expected dividend yield	Risk-free return rate	Average remaining maturity (in years)
2009 (a)	02/04/2009	1,142,473	149,000	10.52	8.53	76.91%	-	12.66%	1.0
2010 (b)	02/02/2010	2,774,640	796,872	20.65	16.81	77.95%	2.73%	8.65%	2.0
2011	12/20/2010	2,722,444	538,915	27.83	16.07 (c)	44.55%	0.47%	10.25%	2.9
2012	10/19/2012	778,912	392,895	12.81	5.32 (d)	52.25%	2.26%	9.00%	4.7
2013	05/13/2013	802,296	437,315	12.76	6.54 (e)	46.91%	2.00%	7.50%	5.3
2014	08/12/2014	653,130	392,042	11.31	7.98 (f)	52.66%	3.27%	11.00%	6.6
2015	08/11/2015	1,930,844	1,323,567	9.35	3.37 (g)	55.57%	5.06%	13.25%	7.6
2016	09/30/2016	5,742,732	4,237,873	2.62	1.24 (h)	98.20%	6.59%	14.25%	8.7
2017	08/08/2017	947,767	771,814	8.44	7.91 (i)	80.62%	1.17%	11.25%	9.6
Total		17,495,238	9,040,293	8.63					7.1

Schedule of movement in the stock options outstanding
	Number of stock options	Weighted average exercise price

Options outstanding as of December 31, 2016	8,992,055	9.14
Options granted	947,767	8.44
Options cancelled and adjustments in estimated prescribed rights	(422,763)	22.37
Options exercised	(476,766)	5.65
Options outstanding as of December 31, 2017	9,040,293	8.63

Number of options exercisable as of:
December 31, 2016	6,214,124	13.66
December 31, 2017	7,307,151	9.59

Stock Option Plan [Member] | Smiles S.A. ("Smiles") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of stock options plan
Year of grant	Date of Board Meeting	Total options granted	Number of options outstanding as of 12/31/2017	Exercise price of the option (in Reais)	Average fair value at grant date	Estimated volatility of share price	Expected dividend yield	Risk-free return rate	Average remaining maturity (in years)
2013	08/08/2013	1,058,043	54,003	21.70	4.25 (a)	36.35%	6.96%	7.40%	5.5
2014	02/04/2014	1,150,000	199,050	31.28	4.90 (b)	33.25%	10.67%	9.90%	6.0
Total		2,208,043	253,053

Schedule of movement in the stock options outstanding
	Number of stock options	Weighted average exercise price
Options outstanding as of December 31, 2016	483,053	30.21
Options exercised	(230,000)	16.45
Options outstanding as of December 31, 2017	253,053	29.24

Restricted Shares Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of stock options plan
Year of grant	Date of Board Meeting	Total shares granted	Total vested shares	Average fair value at grant date
2014	08/13/2014	804,073	-	11.31
2015	04/30/2015	1,207,037	875,923	9.35
2016	09/30/2016	4,007,081	3,137,373	2.62
2017	08/08/2017	1,538,213	1,283,895	8.44
Total		7,556,404	5,297,191

Schedule of movement in the stock options outstanding
Total restricted shares
Restricted shares outstanding as of December 31, 2016	4,609,256
Restricted shares granted	1,538,213
Restricted shares cancelled and adjustments in estimated expired rights	(235,097)
Restricted shares transferred (*)	(615,181)
Restricted shares outstanding as of December 31, 2017	5,297,191